Derivative Instruments (Schedule Of Average Notional Value By Sector Of Futures And Forward Currency Contracts) (Details) - USD ($)	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Long [Member]
Derivative [Line Items]
Average notional amount of futures and forward currency contracts	$ 356,856,288	$ 282,529,884	$ 596,536,243
Long [Member] | Futures Contracts [Member]
Derivative [Line Items]
Average notional amount of futures and forward currency contracts	312,687,847	248,790,609	563,860,386
Long [Member] | Energies [Member]
Derivative [Line Items]
Average notional amount of futures and forward currency contracts	9,639,167	14,456,428	43,197,241
Long [Member] | Grains [Member]
Derivative [Line Items]
Average notional amount of futures and forward currency contracts	5,817,963	2,211,102	1,446,327
Long [Member] | Interest Rates [Member]
Derivative [Line Items]
Average notional amount of futures and forward currency contracts	220,208,494	149,481,473	390,208,082
Long [Member] | Livestock [Member]
Derivative [Line Items]
Average notional amount of futures and forward currency contracts	124,126	298,858	129,276
Long [Member] | Metals [Member]
Derivative [Line Items]
Average notional amount of futures and forward currency contracts	15,114,780	6,139,120	5,654,319
Long [Member] | Softs [Member]
Derivative [Line Items]
Average notional amount of futures and forward currency contracts	1,319,494	365,875	1,089,766
Long [Member] | Stock Indices [Member]
Derivative [Line Items]
Average notional amount of futures and forward currency contracts	60,463,823	75,837,753	122,135,375
Long [Member] | Forward Currency Contracts [Member]
Derivative [Line Items]
Average notional amount of futures and forward currency contracts	44,168,441	33,739,275	32,675,857
Short [Member]
Derivative [Line Items]
Average notional amount of futures and forward currency contracts	92,482,385	310,272,726	301,550,273
Short [Member] | Futures Contracts [Member]
Derivative [Line Items]
Average notional amount of futures and forward currency contracts	69,413,112	235,682,115	161,475,241
Short [Member] | Energies [Member]
Derivative [Line Items]
Average notional amount of futures and forward currency contracts	5,961,013	14,270,860	11,055,770
Short [Member] | Grains [Member]
Derivative [Line Items]
Average notional amount of futures and forward currency contracts	3,913,553	10,409,085	16,263,275
Short [Member] | Interest Rates [Member]
Derivative [Line Items]
Average notional amount of futures and forward currency contracts	46,276,995	160,542,779	81,842,066
Short [Member] | Livestock [Member]
Derivative [Line Items]
Average notional amount of futures and forward currency contracts	135,964	600,724	625,654
Short [Member] | Metals [Member]
Derivative [Line Items]
Average notional amount of futures and forward currency contracts	1,864,009	8,669,418	18,474,789
Short [Member] | Softs [Member]
Derivative [Line Items]
Average notional amount of futures and forward currency contracts	1,023,819	3,588,990	2,690,213
Short [Member] | Stock Indices [Member]
Derivative [Line Items]
Average notional amount of futures and forward currency contracts	10,237,759	37,600,259	30,523,474
Short [Member] | Forward Currency Contracts [Member]
Derivative [Line Items]
Average notional amount of futures and forward currency contracts	$ 23,069,273	$ 74,590,611	$ 140,075,032